Annual
Report

September 30, 1999


Clover Funds [LOGO]
Portfolios of The TIP Funds


                ------------------------------------------------
                           Clover Small Cap Value Fund
                ------------------------------------------------
                            Clover Equity Value Fund
                ------------------------------------------------
                            Clover Max Cap Value Fund
                ------------------------------------------------
                            Clover Fixed Income Fund
                ------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------

 2  Investment Review                      24  Financial Highlights
10  Statement of Net Assets                25  Notes to Financial Statements
21  Statement of Operations                28  Report of Independent Auditors
22  Statement of Changes in Net Assets


CLOVER FUNDS
--------------------------------------------------------------------------------

     The TIP Funds offer a series of 19 no-load mutual funds to institutional investors. The minimum initial investment in a TIP Fund is $2,500.

     Clover Capital Management, Inc., based in Pittsford, NY, serves as the investment advisor to four of the TIP Funds. The firm, founded in 1984, manages approximately $1.5 billion of assets for individuals, employee benefits plans, endowments and foundations. Clover Capital Management, Inc. advises the Clover Small Cap Value Fund, Clover Equity Value Fund, Clover Max Cap Value Fund and the Clover Fixed Income Fund. Separate investment firms manage the other mutual funds in the TIP Funds family.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

     TIP Funds shareholders receive annual and semiannual reports and quarterly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to TIP Funds, P.O. Box 419805, Kansas City, Missouri 64141.

INVESTMENT REVIEW
CLOVER SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

The Clover Small Cap Value Fund seeks attractive returns through investment in a diversified portfolio of stocks. The Fund's focus is on relatively unknown companies whose market capitalizations fall in the small and micro-cap categories. Within this sector we isolate and invest in companies that trade at attractive values relative to a firm's book value, cash flow, debt commitment, peers, and company specific historical valuation. It is our belief that within this sector of small, inexpensive, and relatively obscure stocks, rewarding investment gains can be realized.

     For the fiscal year ended September 30, 1999 the Clover Small Cap Value Fund gained 21.82%, compared with a gain of 19.07% to the benchmark Frank Russell 2000 Index. Fund performance was aided by the appreciation of stocks from a broad variety of sectors. Investment efforts were focused on small, undervalued and relatively obscure companies with reasonable prospects for share price appreciation. Although no industry sectors were specifically targeted for investment, depressed valuations in several sectors led to emphasis in those areas. Sectors that made significant contributions to Fund performance included the technology, energy and utility sectors. Fund performance was also aided by a significant amount of merger and acquisition activity involving Fund holdings.

     Looking ahead, the Fund will continue to consistently apply its core investment methodology. This involves isolation of individual companies with inexpensive share prices relative to their fundamental statistics and future operating potential. We believe that there is no value gained by attempting to forecast broad market movements, interest rates or macroeconomic changes, and therefore intend to keep levels of cash reasonably low at all times. Despite volatile equity markets in the past year, we were able to opportunistically purchase the shares of undervalued companies, and anticipate additional opportunities in the months ahead.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CLOVER SMALL CAP VALUE FUND, VERSUS THE FRANK RUSSELL 2000 INDEX

      One         Annualized      Annualized
      Year          3 Year       Inception to
     Return         Return          Date(1)
     21.82%         12.69%          13.02%


[In the printed version there appears a line graph depicting the following plot points.]

         Clover Small Cap Value     Frank Russell 2000 Index

2/28/96           10,000                        10,000
9/30/96           10,838                        10,752
9/30/97           16,169                        14,320
9/30/98           12,733                        11,596
9/30/99           15,511                        13,808


These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The Clover Small Cap Value Fund began operations on February 28, 1996.

INVESTMENT REVIEW
CLOVER EQUITY VALUE FUND
--------------------------------------------------------------------------------

The Clover Equity Value Fund utilizes a research-driven, value-oriented approach to equity investing. The Fund invests in equity and convertible securities that possess favorable valuation attributes relative to the stock market averages or the valuation characteristics of the company's stock in past years. Valuations are measured by a stock's price relative to the company's per share cash flows, revenues, book value, earnings and its liquidation value on the private market. Earnings and cash flow are normalized in the case of companies where profit margins are temporarily depressed and improvements are anticipated.

     For this fiscal year ended September 30, 1999 the Equity Value Fund posted a total return of 6.13% versus a total return for the S&P 400 Mid-Cap Value Index of 10.00% and a return of 25.49% for the S&P 400 Mid-Cap Index. Value strategies have over time provided solid performance. However, the Fund and other value managers endured significant underperformance relative to growth stocks during 1998 and into the first quarter of 1999. During this period, growth strategies and technology growth stocks in particular dominated performance. While the media has continued to focus attention on these areas, value strategies, have since the spring of 1999, staged a quiet comeback. Value resurgence is unlikely to go forward unabated, but the table has been set for an extended period of outperformance. Many high quality, well-known companies now trade at absolute levels not seen in years and at significant discounts to growth sector valuations in terms of price/earnings, price/book value and price/cash flow. These are great values in any market and while we continue to proceed cautiously, we are taking advantage of current conditions aggressively.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
         CLOVER EQUITY VALUE FUND, VERSUS S&P 400 MID-CAP INDEX AND THE
                           S&P 400 MID-CAP VALUE INDEX

     One      Annualized    Annualized    Annualized
     Year       3 Year        5 Year     Inception to
    Return      Return        Return        Date(1)
    6.13%        8.05%        11.93%        12.51%

[In the printed version there appears a line graph depicting the following plot points.]

                                 S&P               S&P
                Clover        400 Mid-Cap      400 Mid-Cap
             Equity Value       Index          Value Index
Dec 91          10,000           10,000             10,000
Sep 92          10,014           10,017             10,622
Sep 93          11,145           12,420             13,139
Sep 94          13,471           12,615             13,458
Sep 95          16,892           15,868             16,759
Sep 96          18,759           18,088             19,218
Sep 97          23,717           25,159             26,690
Sep 98          22,294           23,572             25,535
Sep 99          23,660           29,580             28,087


These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The Clover Equity Value Fund began operations on December 6, 1991.

INVESTMENT REVIEW
CLOVER MAX CAP VALUE FUND
--------------------------------------------------------------------------------

The Clover Max Cap Value Fund utilizes a value-driven selection process to construct a portfolio of large, high-quality equities with low valuations based on price/book value and price/cash flow. For the fiscal year ended September 30, 1999 the Fund posted a total return of 26.17%, well ahead of the S&P 500 Value Index return of 21.48% and in line with the S&P 500 Composite Index return of 27.80%

     The fiscal year saw the outlook for interest rates; the economy, corporate earnings and the stock market vacillate widely. Interest rate reductions early in the fiscal year resulting from global economic currency crises propelled the market upward. However, by early summer, concerns regarding inflation caused a Federal Reserve reversal that dampened earnings outlooks sending the market into a trading range. Uncertainty regarding the future direction of interest rates continues to create a significant amount of volatility in the performance of the market averages.

     Value strategies have for the better part of the year produced positive results versus growth strategies and while the resurgence is unlikely to go unabated, it is, if history is a guide, likely to go on for an extended period. Many high-quality, well-known companies now trade at absolute levels not seen in years and at significant discounts to growth stocks. These are great values in any market environment and the Fund has collected and will continue to collect a broadly diversified portfolio of these high-quality, highly liquid companies.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE CLOVER MAX CAP VALUE FUND, VERSUS THE S&P 500 COMPOSITE INDEX AND
                             THE S&P 500 VALUE INDEX


      One          Annualized
      Year        Inception to
     Return          Date(1)
     26.17%          9.00%


[In the printed version there appears a line graph depicting the following plot points.]


               Clover         S&P 500          S&P 500
               Max Cap         Value          Composite
                Index          Index            Index

Oct 97         10,000          10,000          10,000
Oct 98          9,347          10,362          11,284
Sep 99         11,793          12,587          14,421


These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The Clover Max Cap Value Fund began operations on October 31, 1997.

INVESTMENT REVIEW
CLOVER FIXED INCOME FUND
-------------------------------------------------------------------------------

The Clover Fixed Income Fund produced a total rate of return for the fiscal year ended September 30, 1999 of -1.78%, modestly underperforming the -0.39% total rate of return recorded by the Merrill Lynch U.S. Domestic Master Index, the benchmark performance index for the Fund.

     Interest rates on U.S. Treasury issues increased sharply during the year, reversing nearly all of the decline in rates that occurred in the prior fiscal year. The bond market's focus shifted from a global economic and currency crisis to strong domestic growth, high labor and plant utilization, increases in the price of oil and the announced change in policy bias towards a tighter monetary policy by the Federal Reserve. All of these have contributed to the rising rate environment. The table below profiles the change in interest rates for selected maturities of various U.S. Treasury debt issues over the twelve-month period ended September 30, 1999.

----------------------------------------------------
                      9/30/98          9/30/99
----------------------------------------------------
  6-month Bills        4.47%            4.96%
  1-year Bills         4.39%            5.18%
  3-year Notes         4.38%            5.70%
  5-year Notes         4.22%            5.76%
  10-year Notes        4.41%            5.88%
  30-year Bonds        4.97%            6.05%

     The Federal Reserve changed its target for the overnight bank lending rate (Fed Funds rate) 4 times during the fiscal year. Twice in the quarter ended December 31, 1998 the Fed decreased rates by 1/4 percentage points and twice since then they have made offsetting increases. These actions left the Fed Funds rate (5.25%) the same at the end of the Fund's fiscal year as it was at the beginning. In each case the Fed has followed the bond market with its actions, not led it. In fact, the lowest level of interest rates in the bond market occurred last fall before the Fed decreased rates and most of the increase in interest rates occurred before they tightened in 1999.

     Looking forward, we believe the bond market will continue to take the lead over Fed policy actions. The direction in rates will depend on the trend in monthly economic data in such key areas as labor and inflation. Real economic growth above 3 1/2% will produce increases in interest rates until higher interest rates produce the desired moderation in growth. However, with real interest rates at very attractive levels, the bond market should once again gain investor support somewhere down the road.

     The Fund's investment performance for the fiscal year was competitive, yet below the result of the benchmark index. The primary factors behind the shortfall were the very strong relative performance of mortgage-backed securities and corporate bonds relative to government bonds. Although the Fund also invests in the mortgage and corporate bond sectors, the Fund was underweighted to them on a duration-weighted basis. The impact is clear when you look at the divergence of the three primary components of the Merrill Lynch U.S. Domestic Master Index:

-----------------------------------------------------------------
                                             Total Return
                                           10/1/98 - 9/30/99
-----------------------------------------------------------------
  Merrill Lynch U.S. Domestic Master           -0.39%
-----------------------------------------------------------------
  Merrill Lynch Government Master              -1.65%
-----------------------------------------------------------------
  Merrill Lynch U.S. Corporate Master          -1.03%
-----------------------------------------------------------------
  Merrill Lynch U.S. Mortgage Master            2.24%
-----------------------------------------------------------------

     Since inception on December 6, 1991, the Fund has earned a net (after all fees) annualized return of 7.06%, nearly equal to the 7.11% return of the benchmark index.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
  CLOVER FIXED INCOME FUND, VERSUS THE MERRILL LYNCH U.S. DOMESTIC MASTER INDEX


     One      Annualized     Annualized     Annualized
     Year       3 Year         5 Year      Inception to
    Return      Return         Return         Date(1)
    -1.78%       6.23%         7.49%           7.06%


[In the printed version there appears a line graph depicting the following plot points.]

                         Merrill Lynch
             Clover      U.S.Domestic
          Fixed Income   Master Bond
             Fund           Index
12/31/91   10,000          10,000
9/92       10,741          10,731
9/93       11,929          11,822
9/94       11,607          11,449
9/95       13,211          13,064
9/96       13,897          13,702
9/97       15,235          15,040
9/98       16,960          16,785
9/99       16,658          16,711


These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

(1) The Clover Fixed Income Fund began operations on December 6, 1991.

Statement of Net Assets                                             Clover Funds
September 30, 1999

                                                 Value
CLOVER SMALL CAP VALUE FUND           Shares     (000)
-----------------------------------------------------------

Common Stocks (94.3%)
Air Transportation (1.2%)
   Mesa Air Group*                  31,000      $  190
                                                ------
Apparel/Textiles (1.0%)
   Angelica                          7,500          86
   Cone Mills*                       9,000          44
   Conso International*              6,000          31
                                                ------
                                                   161
                                                ------
Automotive (2.5%)
   Jason*                           14,000         110
   Keystone Automotive
     Industries*                    13,220         145
   TBC*                             22,000         152
                                                ------
                                                   407
                                                ------
Banks (1.2%)
   Business Bank of California*      3,750          37
   Clovis Community Bank/CA          2,750          45
   First Federal Savings & Loan
     of Alpena                       3,000          30
   First Place Financial               400          28
   National Bankshare/VA               196           4
   Ridgestone Financial Services*    2,625          23
   Wake Forest Bancshares            2,000          28
                                                ------
                                                   195
                                                ------
Beauty Products (1.7%)
   Allou Health & Beauty, Cl A*     17,100          92
   Inter Parfums*                   19,500         185
                                                ------
                                                   277
                                                ------
Broadcasting, Newspapers &
  Advertising (5.7%)
   Four Media*                      30,500         160
   Spectrian*                       12,000         261
   Valuevision International*       20,000         520
                                                ------
                                                   941
                                                ------
Chemicals (1.7%)
   CPAC                             33,000         194
   Hanna (M.A.)                      7,000          80
   Terra Industries                  5,000           8
                                                ------
                                                   282
                                                ------


                                                 Value
                                    Shares       (000)
-----------------------------------------------------------

Communications Equipment (2.6%)
   Cobra Electronics*               35,000     $   112
   Performance Technologies*        12,600         284
   TII Industries*                  21,500          32
                                                ------
                                                   428
                                                ------
Computers & Services (12.2%)
   Bell & Howell*                    2,500          92
   Computer Horizons*               15,000         174
   Data General*                    13,500         284
   GT Interative Software*          32,000          93
   Informix*                         8,500          67
   Intelligroup*                    28,000         205
   InterVoice-Brite*                12,100         134
   MAPICS*                          32,700         284
   Metatec*                         10,000          32
   Microtouch Systems*               5,500          93
   Rainbow Technology*              15,000         197
   Syntel*                          10,500          93
   Technology Solutions*            12,000         170
   Transaction Systems Architects*   3,300          89
                                                ------
                                                 2,007
                                                ------
Consumer Products (6.2%)
   Vans*                            85,000       1,020
                                                ------
Electrical Services (2.4%)
   Calpine*                          4,000         340
   Nstar                             1,489          58
                                                ------
                                                   398
                                                ------
Electronics (1.5%)
   American Technical Ceramics*      7,500          58
   Checkpoint Systems*              15,700         146
   IEC Electronics*                 15,000          39
                                                ------
                                                   243
                                                ------
Entertainment (4.2%)
   Ascent Entertainment Group*      35,000         481
   Aztar*                           20,000         205
                                                ------
                                                   686
                                                ------
Environmental Services (1.0%)
   Calgon Carbon                    25,000         170
                                                ------


                   The accompanying notes are an integral part
                          of the financial statements.

Statement of Net Assets                                             Clover Funds
September 30, 1999

CLOVER SMALL CAP VALUE FUND                      Value
(Continued)                           Shares     (000)
-----------------------------------------------------------

Food, Beverage & Tobacco (1.3%)
   Imperial Sugar                   11,000      $   67
   M&F Worldwide*                   19,000         152
                                                ------
                                                   219
                                                ------
Gas/Natural Gas (4.1%)
   Cascade Natural Gas               8,000         143
   CTG Resources                     2,000          71
   HS Resources*                     7,500         123
   Madison Gas & Electric            6,000         119
   MCN Energy                       10,000         172
   Valley Resources                  4,000          54
                                                ------
                                                   682
                                                ------
Insurance (2.2%)
   LaSalle Re Holdings               8,000         111
   MIIX Group                        5,900         100
   Selective Insurance Group         5,000          94
   Standard Management*             10,000          59
                                                ------
                                                   364
                                                ------
Leisure Products (3.4%)
   Arctic Cat                       22,000         210
   Huffy                             9,000          89
   K2                                8,000          71
   Riddell Sports*                  21,500          63
   The North Face*                  22,500         134
                                                ------
                                                   567
                                                 ------
Machinery (1.7%)
   Brown & Sharpe Manufacturing,
     Cl A                           33,800          80
   Daw Technologies*                35,000          25
   Speedfam-Ipec*                    6,500          78
   Transpro                         19,500          96
                                                ------
                                                   279
                                                ------
Marine Transportation (0.3%)
   Maritrans                         8,300          43
                                                ------
Measuring Devices (0.1%)
   Thermedics*                       2,300          17
                                                ------

                                                 Value
                                    Shares       (000)
-----------------------------------------------------------

Medical Products & Services (4.0%)
   Bio-Rad Labs, Cl A*               3,500      $   96
   Block Drug, Cl A                  4,120         148
   Laserscope*                      25,000          26
   Matria Healthcare*               35,000         206
   Raytel Medical*                  28,000          76
   Trigon Healthcare*                3,600         104
                                                ------
                                                   656
                                                ------
Metals & Mining (0.4%)
   Kinross Gold*                    25,000          72
                                                ------
Paper & Paper Products (1.0%)
   Rock-Tenn, Cl A                  12,000         173
                                                ------
Petroleum & Fuel Products (7.8%)
   Cabot Oil & Gas, Cl A            12,500         216
   Grey Wolf*                       90,000         270
   Key Energy Services*            150,000         741
   Tesoro Petroleum*                 3,300          54
                                                ------
                                                 1,281
                                                ------
Precious Metals (0.2%)
   Golden Star Resources*           48,000          36
                                                ------
Professional Services (3.5%)
   ICT Group*                       45,200         328
   Personnel Group of America*      10,000          63
   Right Management Consultants*    17,000         191
                                                ------
                                                   582
                                                ------
Real Estate Investment Trusts (4.3%)
   Eastgroup Properties              6,000         109
   Entertainment Properties Trust   10,000         146
   Home Properties of New York      12,600         336
   National Golf Properties          5,000         113
                                                ------
                                                   704
                                                ------
Retail (8.3%)
   Cache*                           23,800          83
   Catherine's Stores*               9,900         130
   DAMARK International, Cl A*      30,000         302
   Duckwall-ALCO Stores*            11,000          91
   Elder-Berman*                    25,500         163
   Homebase*                        14,000          55


                   The accompanying notes are an integral part
                          of the financial statements.

Statement of Net Assets                                             Clover Funds
September 30, 1999

CLOVER SMALL CAP VALUE FUND                      Value
(Concluded)                         Shares       (000)
-----------------------------------------------------------

   Jacobson Stores*                 20,100      $   97
   Tandycrafts*                    104,700         334
   West Marine*                     15,000         120
                                                ------
                                                 1,375
                                                ------
Semi-Conductors/Instruments (1.7%)
   Exar*                             3,000         112
   Interphase*                       6,000         140
   Tegal*                           12,700          37
                                                ------
                                                   289
                                                ------
Telephones & Telecommunications (2.6%)
   CoreComm*                         6,000         198
   Datum Inc*                       12,000          81
   Primus Telecommunications
     Group*                          7,000         147
                                                ------
                                                   426
                                                ------
Transporation Services (0.2%)
   Rural/Metro*                      5,000          33
                                                ------
Trucking (1.2%)
   Celadon Group*                   15,900         121
   Old Dominion Freight Line*        5,000          74
                                                ------
                                                   195
                                                ------
Wholesale (0.9%)
   Patrick Industries                6,000          76
   PrimeSource                      12,000          70
                                                ------
                                                   146
                                                ------
Total Common Stocks
   (Cost $15,476)                               15,544
                                                ------

                                     Face
                                    Amount       Value
                                    (000)        (000)
-----------------------------------------------------------

Repurchase Agreements (6.2%)
   Morgan Stanley,
     5.00%, dated 09/30/99, matures
     10/01/99, repurchase price
     $1,027,107 (collateralized
     by U.S. Treasury Note, par
     value $990,149, 7.25%, matures
     08/15/04: market value
     $1,050,936)                    $1,027     $ 1,027
                                               -------
Total Repurchase Agreements
   (Cost $1,027)                                 1,027
                                               -------
Total Investments (100.5%)
   (Cost $16,503)                               16,571
                                               -------
Other Assets and Liabilities, Net (-0.5%)          (77)
                                               -------

Net Assets:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,202,969 outstanding
     shares of beneficial interest              15,055
   Accumulated net realized gain
     on investments                              1,371
   Net unrealized appreciation
     on investments                                 68
                                               -------
Total Net Assets (100.0%)                      $16,494
                                               =======

Net Asset Value, Offering and
   Redemption Price Per Share                   $13.71
                                               =======


* Non-Income producing security
Cl--Class


                   The accompanying notes are an integral part
                          of the financial statements.

Statement of Net Assets                                             Clover Funds
September 30, 1999

                                                 Value
CLOVER EQUITY VALUE FUND           Shares        (000)
-----------------------------------------------------------

Common Stocks (93.9%)
Aerospace & Defense (4.2%)
   Cordant Technologies             25,000      $  761
   GenCorp                          50,000         916
   Litton Industries*               15,000         821
                                               -------
                                                 2,498
                                               -------
Apparel/Textiles (0.5%)
   Jones Apparel Group*             10,044         289
                                               -------
Banks (3.3%)
   People's Heritage Financial      60,000         997
   Wells Fargo                      25,000         991
                                               -------
                                                 1,988
                                               -------
Chemicals (4.3%)
   Agrium                           76,000         755
   IMC Global                       40,000         582
   OM Group                         31,500       1,209
                                               -------
                                                 2,546
                                               -------
Computers & Services (12.2%)
   Cabletron Systems*               35,000         549
   Convergys*                       75,000       1,486
   Informix*                       140,000       1,111
   MAPICS*                          81,500         708
   Oracle*                          30,000       1,365
   Policy Management Systems*       30,000         949
   Reynolds & Reynolds, Cl A        55,000       1,121
                                               -------
                                                 7,289
                                               -------
Consumer Products (3.0%)
   Department 56*                   30,000         718
   Harman International             25,000       1,052
                                               -------
                                                 1,770
                                               -------
Electrical Services (2.3%)
   Sierra Pacific Resources         60,000       1,335
                                               -------
Entertainment (2.0%)
   Ascent Entertainment Group*      85,000       1,169
                                               -------
Food, Beverage, and Tobacco (1.1%)
   Universal                        25,000         653
                                               -------


                                                 Value
                                    Shares       (000)
-----------------------------------------------------------

Gas/Natural Gas (12.6%)
   AGL Resources                    95,000     $ 1,544
   Eastern Enterprises              35,000       1,625
   MCN Energy                       90,000       1,547
   Northwest Natural Gas            60,000       1,549
   Schlumberger                     20,000       1,246
                                               -------
                                                 7,511
                                               -------
Insurance (4.9%)
   MGIC Investment                  20,000         955
   The PMI Group                    48,000       1,962
                                               -------
                                                 2,917
                                               -------
Machinery (1.2%)
   Lincoln Electric Holdings        35,000         731
                                               -------
Medical Products & Services (1.6%)
   Becton Dickinson                 35,000         982
                                               -------
Metals & Mining (0.9%)
   De Beers Consolidated Mines
     ADR                            20,000         540
                                               -------
Paper & Paper Products (1.4%)
   Potlatch                         20,000         824
                                               -------
Petroleum & Fuel Products (14.6%)
   Burlington Resources             30,000       1,102
   Pioneer Natural Resources       175,000       1,859
   Renaissance Energy*              90,000       1,286
   Santa Fe International           50,000       1,078
   Santa Fe Snyder*                250,000       2,250
   Union Pacific Resources Group    72,000       1,156
                                               -------
                                                 8,731
                                               -------
Real Estate Investment Trusts (4.3%)
   Chateau Communities              35,000         910
   Manufactured Home
     Communities                    30,000         701
   Meditrust                       110,000         935
                                               -------
                                                 2,546
                                               -------


                   The accompanying notes are an integral part
                          of the financial statements.

Statement of Net Assets                                             Clover Funds
September 30, 1999
                                   Shares/
CLOVER EQUITY VALUE FUND        Face Amount      Value
(Concluded)                        (000)         (000)
-----------------------------------------------------------

Retail (3.6%)
   CBRL Group                       25,000      $  388
   Kroger*                          35,000         772
   Taco Cabana, Cl A*              100,000         969
                                               -------
                                                 2,129
                                               -------
Specialty Machinery (1.8%)
   York International               30,000       1,078
                                               -------
Steel & Steel Works (6.7%)
   UCAR International*             176,000       4,015
                                               -------
Telephones & Telecommunications (5.3%)
   Citizens Utilities, Cl B        190,000       2,149
   Global Crossing*                 20,500         543
   US West                           8,000         457
                                               -------
                                                 3,149
                                               -------
Trucking (2.1%)
   Yellow*                          75,000       1,242
                                               -------
Total Common Stocks
   (Cost $53,883)                               55,932
                                               -------

Convertible Bond (0.9%)
   Meditrust, Convertible to
     33.2114 Shares
     7.500%, 03/01/01                  600         564
                                               -------
Total Convertible Bond
   (Cost $596)                                     564
                                               -------

Repurchase Agreement (7.4%)
   Morgan Stanley,
     5.00%, dated 09/30/99,
     matures 10/01/99,
     repurchase price
     $4,418,636
     (collateralized by U.S.
     Treasury Notes, par value
     $4,259,645, 7.25%,
     matures 08/15/04: market
     value $4,521,148)              $4,419       4,419
                                               -------
Total Repurchase Agreement
   (Cost $4,419)                                 4,419
                                               -------



                                                 Value
                                                 (000)
-----------------------------------------------------------

Total Investments (102.2%)
   (Cost $58,898)                              $60,915
                                               -------
 Other Assets and Liabilities, Net (-2.2%)      (1,313)
                                               -------

Net Assets:
   Portfolio Shares (unlimited
     authorization  --  no par value)
     based on 3,743,397 outstanding
     shares of beneficial interest              46,340
   Undistributed net investment income              80
   Accumulated net realized gain
     on investments                             11,165
   Net unrealized appreciation
     on investments                              2,017
                                               -------
Total Net Assets (100.0%)                      $59,602
                                               =======

   Net Asset Value, Offering and
     Redemption Price Per Share                 $15.92
                                               =======

* Non-income producing security
ADR--American Depository Receipt
Cl--Class


                   The accompanying notes are an integral part
                          of the financial statements.

Statement of Net Assets                                             Clover Funds
September 30, 1999

                                                 Value
CLOVER MAX CAP VALUE FUND             Shares     (000)
-----------------------------------------------------------

Common Stocks (100.0%)
Aerospace & Defense (3.3%)
   Boeing                              650      $   28
   Litton Industries*                  300          16
   Lockheed Martin                     650          21
   Northrop Grumman                    375          24
                                               -------
                                                    89
                                               -------
Auto Parts (1.0%)
   Cummins Engine                      500          25
   Delphi Automotive Systems           209           3
                                               -------
                                                    28
                                               -------
Automotive (1.1%)
   Autonation*                         800          10
   General Motors                      300          19
                                               -------
                                                    29
                                               -------
Banks (5.9%)
   Bank of America                     350          19
   Bank One                            250           9
   Chase Manhattan                     375          28
   First Union                         500          18
   PNC Bank                            375          20
   Union Planters                      450          18
   Washington Mutual                   600          18
   Wells Fargo                         750          30
                                               -------
                                                   160
                                               -------
Beauty Products (0.4%)
   International Flavors & Fragrances  350          12
                                               -------
Broadcasting, Newspapers & Advertising (1.2%)
   Chris-Craft Industries*             500          28
   RH Donnelley                        140           3
                                               -------
                                                    31
                                               -------
Communications Equipment (1.1%)
   ADC Telecommunications*             450          19
   Harris                              450          12
                                               -------
                                                    31
                                               -------
Computers & Services (13.7%)
   3Com*                               600          17
   Computer Associates                 500          31
   Electronic Data Systems             400          21


                                                 Value
                                      Shares     (000)
-----------------------------------------------------------

   Hewlett-Packard                     225     $    21
   J.D. Edwards & Company*             750          16
   Keane*                            1,100          25
   Microsoft*                          700          63
   NCR*                                250           8
   Newbridge Networks*               1,000          26
   Oracle*                             600          27
   Parametric Technology*            1,000          13
   SAP AG ADR                        1,500          57
   Seagate Technology*                 600          18
   Sterling Commerce*                1,025          19
   Transaction Systems Architects*     400          11
                                               -------
                                                   373
                                               -------
Consumer Products (3.2%)
   Fortune Brands                      300          10
   General Mills                       200          16
   HJ Heinz                            600          26
   Johnson & Johnson                   250          23
   Playtex Products*                   900          13
                                               -------
                                                    88
                                               -------
Drugs (4.5%)
   Abbott Laboratories                 550          20
   American Home Products              425          18
   Bristol-Myers Squibb                400          27
   Eli Lilly                           275          18
   Merck                               300          19
   Mylan Laboratories                1,100          20
                                               -------
                                                   122
                                               -------
Electrical Equipment (0.4%)
   Hubbell, Cl B                       300          10
                                               -------
Electric Products (2.6%)
   General Electric                    600          71
                                               -------
Electrical Utilities (1.5%)
   Duke Energy                         375          21
   FPL Group                           375          19
                                               -------
                                                    40
                                               -------
Entertainment (3.0%)
   Mattel                            3,650          69
   Walt Disney                         500          13
                                               -------
                                                    82
                                               -------

                   The accompanying notes are an integral part
                          of the financial statements.

Statement of Net Assets                                             Clover Funds
September 30, 1999

CLOVER MAX CAP VALUE FUND                        Value
(Continued)                           Shares     (000)
-----------------------------------------------------------


Financial Services (1.4%)
   The Charles Schwab                  375      $   13
   Citigroup                           600          26
                                               -------
                                                    39
                                               -------
Food, Beverage & Tobacco (5.7%)
   Bestfoods                           500          24
   Campbell Soup                       425          17
   ConAgra                             450          10
   Interstate Bakeries               1,400          32
   McCormick                           900          30
   Rexall Sundown*                   1,200          15
   Sara Lee                          1,200          28
                                               -------
                                                   156
                                               -------
Gas/Natural Gas (6.9%)
   AGL Resources                     5,500          89
   Eastern Enterprises               1,700          79
   National Fuel Gas                   400          19
                                               -------
                                                   187
                                               -------
Household Products (1.3%)
   Alberto-Culver, Cl B                850          20
   Allergan                            125          14
                                               -------
                                                    34
                                               -------
Insurance (1.0%)
   Allstate                            700          17
   SAFECO                              400          11
                                               -------
                                                    28
                                               -------
Machinery (0.8%)
   Black & Decker                      450          21
                                               -------
Medical Products & Services (4.0%)
   Baxter International                250          15
   Becton Dickinson                    350          10
   Columbia/HCA Healthcare           1,000          21
   Henry Schein*                       500           7
   McKesson HBOC                     1,400          41
   Pall                                700          16
                                               -------
                                                   110
                                               -------


                                                 Value
                                      Shares     (000)
-----------------------------------------------------------

Metals & Mining (0.3%)
   Newmont Mining                      350      $    9
                                               -------
Miscellaneous Business Services (0.5%)
   Fluor                               350          14
                                               -------
Networking Products (1.0%)
   Adaptec*                            700          28
                                               -------
Paper & Paper Products (3.3%)
   Fort James                          800          21
   International Paper                 275          13
   Louisiana-Pacific                 1,350          21
   Smurfit-Stone Container*          1,000          22
   Temple-Inland                       225          14
                                               -------
                                                    91
                                               -------
Petroleum & Fuel Products (5.8%)
   Baker Hughes                        800          23
   Conoco, Cl A                        500          14
   Exxon                               350          27
   Halliburton                         600          25
   Occidental Petroleum              1,400          32
   Schlumberger                        400          25
   Unocal                              325          12
                                               -------
                                                   158
                                               -------
Petroleum Refining (3.5%)
   Ashland                             300          10
   BP Amoco Plc-Spons ADR              132          15
   Chevron                             300          27
   Diamond Offshore Drilling           800          27
   Global Marine*                      900          15
                                               -------
                                                    94
                                               -------
Photographic Equipment & Supplies (1.1%)
   Xerox                               750          31
                                               -------
Professional Services (0.4%)
   Dun & Bradstreet                    350          10
                                               -------
Real Estate Investment Trusts (4.4%)
   Camden Property Trust               800          21
   Equity Office Properties Trust      800          19
   Equity Residential Properties Trust 650          28
   First Industrial Realty Trust     1,100          27



                   The accompanying notes are an integral part
                          of the financial statements.

Statement of Net Assets                                             Clover Funds
September 30, 1999

CLOVER MAX CAP VALUE FUND                        Value
(Concluded)                           Shares     (000)
-----------------------------------------------------------

   Mack-Cali Realty                    375       $  10
   Meditrust                           800           7
   Post Properties                     200           8
                                               -------
                                                   120
                                               -------
Restaurants (1.1%)
   McDonald's                          350          15
   Wendy's International               600          16
                                               -------
                                                    31
                                               -------
Retail (1.5%)
   JC Penney                           400          14
   Sears Roebuck                       525          16
   Toys "R" Us*                        800          12
                                               -------
                                                    42
                                               -------
Retail - Food (0.7%)
   Albertson's                         500          20
                                               -------
Semi-Conductors/Instruments (3.3%)
   Analog Devices*                     325          17
   Applied Materials*                  150          12
   Intel                               400          30
   LSI Logic*                          375          19
   Micron Technology                   175          12
                                               -------
                                                    90
                                               -------
Telecommunication Equipment (1.5%)
   ECI Telecom                         400          10
   Lucent Technologies                 500          32
                                               -------
                                                    42
                                               -------
Telephones & Telecommunications (7.4%)
   ALLTEL                              275          19
   Ameritech                           450          30
   AT&T                                225          10
   Bell Atlantic                       225          15
   BellSouth                           300          13
   SBC Communications                  500          25
   Telephone & Data Systems            275          24
   US West                           1,150          66
                                               -------
                                                   202
                                               -------


                                     Shares
                                  Face/Amount    Value
                                     (000)       (000)
-----------------------------------------------------------

Transportation Services (0.2%)
   Ryder System                        200       $   4
                                               -------
Total Common Stocks
   (Cost $2,778)                                 2,727
                                               -------

Repurchase Agreement (3.9%)
   Morgan Stanley,
     5.00%, dated 09/30/99,
     matures 10/01/99,
     repurchase price $105,986
     (collateralized by U.S.
     Treasury Note, par value
     $102,169, 7.25%, matures
     08/15/04: market value
     $108,445)                        $106         106
                                               -------
Total Repurchase Agreement
   (Cost $106)                                     106
                                               -------
Total Investments (103.9%)
   (Cost $2,884)                                 2,833
                                               -------
Other Assets and Liabilities, Net (-3.9%)         (108)
                                               -------

Net Assets:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 238,415 outstanding
     shares of beneficial interest               2,510
   Undistributed net investment income             104
   Accumulated net realized gain on
     investments                                   162
   Net unrealized depreciation on
     investments                                   (51)
                                               -------
Total Net Assets (100.0%)                        2,725
                                               =======

Net Asset Value, Offering and
   Redemption Price Per Share                   $11.43
                                               =======


* Non-income producing security
ADR--American Depository Receipt
Cl--Class


                   The accompanying notes are an integral part
                          of the financial statements.

Statement of Net Assets                                            Clover Funds
September 30, 1999


                                      Face
                                     Amount      Value
CLOVER FIXED INCOME FUND              (000)      (000)
--------------------------------------------------------------


Corporate Obligations (38.8%)
Building & Construction Products (0.6%)
   Masco
     6.125%, 09/15/03               $  200      $  197
                                               -------
Entertainment (3.4%)
   Mattel
     6.750%, 05/15/00                  350         352
   Walt Disney
     6.375%, 03/30/01                  750         751
                                               -------
                                                 1,103
                                               -------
Financial Services (1.5%)
   Pitney Bowes Credit
     5.650%, 01/15/03                  500         490
                                               -------
Food, Beverage & Tobacco (6.1%)
   Anheuser Busch
     6.750%, 08/01/03                  750         755
   Canandaigua Brands
     8.750%, 12/15/03                1,250       1,231
                                               -------
                                                 1,986
                                               -------
Gas/Natural Gas (9.2%)
   Amoco Canada
     6.750%, 02/15/05                1,500       1,498
   Columbia Gas Systems
     6.610%, 11/28/02                1,000         991
   Texaco Capital
     7.420%, 07/15/02                  500         512
                                               -------
                                                 3,001
                                               -------
Medical Products & Services (6.6%)
   Abbott Laboratories
     5.600%, 10/01/03                  700         682
   Eli Lilly
     8.125%, 12/01/01                  250         259
     6.250%, 03/15/03                  750         743
   Zeneca Wilmington
     6.300%, 06/15/03                  500         494
                                               -------
                                                 2,178
                                               -------
Printing & Publishing (1.2%)
   Knight-Ridder
     8.500%, 09/01/01                  377         383
                                               -------


                                      Face
                                     Amount      Value
                                      (000)      (000)
-------------------------------------------------------------
Retail (1.3%)
   Wal-Mart Stores
     8.625%, 04/01/01               $  400      $  413
                                               -------
Utilities (8.9%)
   Detroit Edison
     6.560%, 05/01/01                  500         501
   Northern Illinois Gas
     6.750%, 06/01/02                1,000       1,009
   Northern States Power
     7.875%, 10/01/01                  650         669
     5.875%, 03/01/03                  750         735
                                               -------
                                                 2,914
                                               -------
Total Corporate Obligations
   (Cost $12,743)                               12,665
                                               -------

U.S. Government Mortgage-Backed Bonds (16.8%)
   FHLMC, CMO/REMIC, Ser 1561, Cl H
     6.500%, 05/15/08                  750         741
   FHLMC, Pool # 252641
     8.000%, 07/01/07                    9          10
   FHLMC, Pool # 277449
     8.500%, 09/01/09                    7           7
   FHLMC, REMIC, Ser 1546, Cl H
     7.000%, 12/15/22                  390         381
   FNMA, Pool # 369214
     5.000%, 04/01/09                  318         292
   FNMA, REMIC, Ser 1993-118, Cl G
     6.500%, 11/25/06                1,000         997
   FNMA, REMIC, Ser 1993-95, Cl PE
     6.500%, 10/25/07                  750         748
   FNMA, REMIC, Ser 1994-17, Cl H
     6.000%, 02/25/09                  750         722
   FNMA, REMIC, Ser G93-21, Cl VE
     6.600%, 11/25/07                  184         179
   GNMA, Pool # 013125
     8.000%, 10/15/06                   27          28
   GNMA, Pool # 187899
     8.000%, 05/15/17                  124         127
   GNMA, Pool # 196477
     10.000%, 04/15/10                  60          63
   GNMA, Pool # 202886
     8.000%, 03/15/17                  135         138


                   The accompanying notes are an integral part
                          of the financial statements.

Statement of Net Assets                                            Clover Funds
September 30, 1999

                                      Face
CLOVER FIXED INCOME FUND             Amount      Value
(Concluded)                           (000)      (000)
--------------------------------------------------------------

   GNMA, Pool # 221235
     8.500%, 07/15/17                $  69     $    71
   GNMA, Pool # 331786
     8.000%, 08/15/22                  155         158
   GNMA, Pool # 376400
     6.500%, 02/15/24                  873         834
                                               -------
Total U.S. Government Mortgage-Backed Bonds
   (Cost $5,578)                                 5,496
                                               -------

U.S. Treasury Obligations (32.1%)
   U.S. Treasury Bonds
     7.250%, 05/15/16                2,000       2,162
     7.500%, 11/15/16                1,000       1,107
     8.125%, 05/15/21                  750         895
     7.250%, 08/15/22                1,500       1,647
   U.S. Treasury Notes
     6.625%, 04/30/02                  600         613
     7.250%, 05/15/04                  150         158
     5.625%, 02/15/06                1,500       1,470
     6.500%, 10/15/06                1,500       1,534
   U.S. Treasury STRIPS*
     0.000%, 05/15/20                3,500         925
                                               -------
Total U.S. Treasury Obligations
   (Cost $11,137)                               10,511
                                               -------

U.S. Government Agency Obligations (2.5%)
   FNMA, MTN
     6.920%, 03/19/07                  555         564
   Private Export Funding
     6.620%, 10/01/05                  250         249
                                               -------
Total U.S. Government Agency Obligations
   (Cost $860)                                     813
                                               -------

Convertible Bonds (2.7%)
   Iomega, Convertible
     to 202.5316 Shares
     6.750%, 03/15/01                  400         360
   Meditrust, Convertible
     to 33.2114 Shares
     7.500%, 03/01/01                  570         536


                                      Face
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------------

Total Convertible Bonds
   (Cost $943)                                $   896
                                              -------

Repurchase Agreement (4.5%)
   Morgan Stanley,
     5.00%, dated 09/30/99, matures
     10/01/99, repurchase price
     $1,485,716 (collateralized by
     U.S. Treasury Note, par value
     $1,432,256, 7.25%, matures
     08/15/04: market value
     $1,520,184)                    $1,486      1,486
                                              -------
Total Repurchase Agreement
   (Cost $1,486)                                1,486
                                              -------
Total Investments (97.4%)
   (Cost $32,747)                              31,867
                                              -------
Other Assets and Liabilities, Net (2.6%)          862
                                              -------

Net Assets:
   Portfolio Shares (unlimited
     authorization  --  no par value)
     based on 3,443,525 outstanding
     shares of beneficial interest             33,765
   Undistributed net investment income              7
   Accumulated net realized loss
     on investments                              (163)
   Net unrealized depreciation on
     investments                                 (880)
                                              -------
Total Net Assets (100.0%)                     $32,729
                                              =======
Net Asset Value, Offering and
   Redemption Price Per Share                   $9.50
                                              =======

*Non-income producing security
Cl--Class
CMO--Collateralized Mortgage Obligation
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Note
REMIC--Real Estate Mortgage Investment Conduit
Ser--Series
STRIPS--Separately Traded and Registered Interest and Principal Securities


                   The accompanying notes are an integral part
                          of the financial statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

Statement of Operations (000)                                      Clover Funds
September 30, 1999


                                                               Clover        Clover       Clover        Clover
                                                              Small Cap      Equity       Max Cap        Fixed
                                                               Value         Value        Value         Income
                                                                Fund          Fund         Fund          Fund
-----------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends .......................................         $   180       $  1,297       $  50        $    --
   Interest ........................................              26            356           4          2,058
-----------------------------------------------------------------------------------------------------------------
     Total Investment Income........................             206          1,653          54          2,058
-----------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................             135            567          19            151
   Investment Advisory Fee Waiver ..................             (51)            --         (19)           (72)
   Administrator Fees ..............................              67             77          67             67
   Custodian Fees ..................................               3              7          --              3
   Transfer Agent Fees .............................              25              5           4             31
   Professional Fees ...............................              17             17          --             27
   Trustee Fees ....................................               2              4           4              4
   Registration Fees ...............................              13             14          --             19
   Pricing Fees ....................................               2             --          --              3
   Printing Expense ................................               6             25          --             14
   Amortization of Deferred Organizational Costs ...               3              3          10              3
   Insurance and Other Fees ........................               1              6          --              1
-----------------------------------------------------------------------------------------------------------------
     Total Expenses ................................             223            725          85            251
-----------------------------------------------------------------------------------------------------------------
   Less: Reimbursements by Adviser..................              --             --         (61)            --
-----------------------------------------------------------------------------------------------------------------
     Total Net Expenses ............................             223            725          24            251
-----------------------------------------------------------------------------------------------------------------
         Net Investment Income (Loss) ..............             (17)           928          30          1,807
-----------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) From Securities Sold ...           1,818         14,773         278           (138)
   Net Unrealized Appreciation (Depreciation)
     of Investment Securities ......................           1,161        (10,436)        158         (2,256)
-----------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain (Loss)
       on Investments ..............................           2,979          4,337         436         (2,394)
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets Resulting
      From Operations ..............................          $2,962       $  5,265        $466        $  (587)
-----------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000)

                                                                            Clover Small Cap                  Clover Equity
                                                                               Value Fund                      Value Fund
                                                                          ---------------------        --------------------------
                                                                                 For the                          For the
                                                                            Year           Year             Year            Year
                                                                            Ended          Ended            Ended           Ended
                                                                           9/30/99        9/30/98          9/30/99         9/30/98
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .................................       $     (17)     $     (82)        $     928      $      957
   Net Realized Gain (Loss) on Securities Sold ..................           1,818            175            14,773             195
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ......................................           1,161         (4,059)          (10,436)         (5,217)
-----------------------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) in Net Assets Resulting
       from Operations ..........................................           2,962         (3,966)            5,265          (4,065)
-----------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income ........................................              --             --              (927)           (954)
   Realized Capital Gain ........................................            (327)        (1,235)           (3,802)        (12,613)
-----------------------------------------------------------------------------------------------------------------------------------

     Total Distributions ........................................            (327)        (1,235)           (4,729)        (13,567)
-----------------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions:
   Proceeds from Shares Issued ..................................           3,059          7,247            21,142          27,976
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .........................................             323          1,219             4,641          13,258
   Cost of Shares Redeemed ......................................          (5,185)        (2,882)          (57,523)        (50,655)
-----------------------------------------------------------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets From
       Capital Share Transactions ...............................          (1,803)         5,584           (31,740)         (9,421)
-----------------------------------------------------------------------------------------------------------------------------------

     Total Increase (Decrease) in Net Assets.....................             832            383           (31,204)        (27,053)
-----------------------------------------------------------------------------------------------------------------------------------

Net Assets:
     Beginning of Period ........................................          15,662         15,279            90,806         117,859
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period(1) ...........................................         $16,494        $15,662           $59,602        $ 90,806
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .......................................................             240            523             1,323           1,547
   Issued in Lieu of Cash Distributions .........................              27             96               295             763
   Redeemed .....................................................            (427)          (214)           (3,603)         (2,789)

-----------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions ..............            (160)           405            (1,985)           (479)
-----------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                                                      Clover Max Cap
                                                                                        Value Fund
                                                                        -------------------------------------------
                                                                                          For the
                                                                                    Year          Period
                                                                                    Ended      10/31/97 thru
                                                                                   9/30/99      9/30/98(2)
-------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .................................               $     30      $       23
   Net Realized Gain (Loss) on Securities Sold ..................                    278              --
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ......................................                    158            (209)
------------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) in Net Assets Resulting
       from Operations ..........................................                    466            (186)
------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income ........................................                    (30)            (23)
   Realized Capital Gain ........................................                    (12)             --
------------------------------------------------------------------------------------------------------------------

     Total Distributions ........................................                    (42)            (23)
------------------------------------------------------------------------------------------------------------------

Capital Share Transactions:
   Proceeds from Shares Issued ..................................                  1,117           1,986
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .........................................                     51              22
   Cost of Shares Redeemed ......................................                   (643)            (23)
------------------------------------------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets From
       Capital Share Transactions ...............................                    525           1,985
------------------------------------------------------------------------------------------------------------------

     Total Increase (Decrease) in Net Assets.....................                    949           1,776
------------------------------------------------------------------------------------------------------------------

Net Assets:
     Beginning of Period ........................................                  1,776              --
------------------------------------------------------------------------------------------------------------------
     End of Period(1) ...........................................                 $2,725         $ 1,776
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .......................................................                     97             193
   Issued in Lieu of Cash Distributions .........................                      5               2
   Redeemed .....................................................                    (57)             (2)

------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions ..............                     45             193
------------------------------------------------------------------------------------------------------------------


                                                                    Clover Funds
                                                                                      Clover Fixed
                                                                                       Income Fund
                                                                       -------------------------------------------
                                                                                         For the
                                                                                   Year            Year
                                                                                   Ended           Ended
                                                                                  9/30/99         9/30/98
 -----------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .................................             $   1,807        $  1,655
   Net Realized Gain (Loss) on Securities Sold ..................                  (138)            634
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ......................................                (2,256)            861
-----------------------------------------------------------------------------------------------------------------

     Net Increase (Decrease) in Net Assets Resulting
       from Operations ..........................................                  (587)          3,150
-----------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income ........................................                (1,807)         (1,661)
   Realized Capital Gain ........................................                  (653)            (53)
-----------------------------------------------------------------------------------------------------------------

     Total Distributions ........................................                (2,460)         (1,714)
-----------------------------------------------------------------------------------------------------------------

Capital Share Transactions:
   Proceeds from Shares Issued ..................................                11,824          14,420
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .........................................                 2,316           1,625
   Cost of Shares Redeemed ......................................               (11,739)         (7,783)
-----------------------------------------------------------------------------------------------------------------

     Increase (Decrease) in Net Assets From
       Capital Share Transactions ...............................                 2,401           8,262
-----------------------------------------------------------------------------------------------------------------

     Total Increase (Decrease) in Net Assets.....................                  (646)          9,698
-----------------------------------------------------------------------------------------------------------------

Net Assets:
     Beginning of Period ........................................                33,375          23,677
-----------------------------------------------------------------------------------------------------------------
     End of Period(1) ...........................................               $32,729         $33,375
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued .......................................................                 1,204           1,431
   Issued in Lieu of Cash Distributions .........................                   235             161
   Redeemed .....................................................                (1,202)           (772)

-----------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Share Transactions ..............                   237             820
-----------------------------------------------------------------------------------------------------------------


(1) Includes undistributed net investment income of $80 and $41 for the Clover Equity Value Fund, $7 and $12 for the Clover Fixed Income Fund, as of September 30, 1999, and September 30, 1998, respectively.

(2) The Clover Max Cap Value Fund commenced operations October 31, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

Financial Highlights                                                Clover Funds

For a Share Outstanding Throughout each Period



             Net                     Realized and                                     Net                      Net
            Asset          Net        Unrealized    Distributions   Distributions    Asset                   Assets        Ratio
            Value      Investment      Gains or        from Net         from         Value                     End      of Expenses
          Beginning      Income      (Losses) on      Investment       Capital        End         Total     of Period    to Average
          of Period      (Loss)      Investments        Income          Gains      of Period     Return+      (000)      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Clover Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
1999       $11.49        (0.01)         2.48              --            (0.25)       $13.71       21.82%    $ 16,494        1.40%
1998       $15.94        (0.06)        (3.22)             --            (1.17)       $11.49      (21.25)%   $ 15,662        1.40%
1997(1)    $10.87        (0.04)         5.24              --            (0.13)       $15.94       48.23%    $ 15,279        1.40%*
1996(2)    $10.00         0.02          0.88            (0.03)            --         $10.87        8.97%    $  4,495        1.40%*
------------------------------------------------------------------------------------------------------------------------------------
Clover Equity Value Fund
------------------------------------------------------------------------------------------------------------------------------------
1999       $15.85         0.21          0.74            (0.21)          (0.67)       $15.92        6.13%    $ 59,602        0.95%
1998       $18.99         0.15         (1.12)           (0.15)          (2.02)       $15.85       (6.00)%   $ 90,806        1.10%
1997(1)    $16.20         0.18          3.54            (0.18)          (0.75)       $18.99       23.86%    $117,859        1.10%*
1996       $15.29         0.19          2.15            (0.22)          (1.21)       $16.20       16.47%    $ 85,050        1.10%
1995       $13.74         0.24          2.46            (0.22)          (0.93)       $15.29       21.25%    $ 51,647        1.10%
1994       $11.94         0.08          2.01            (0.08)          (0.21)       $13.74       17.80%    $ 25,249        1.14%
------------------------------------------------------------------------------------------------------------------------------------
Clover Max Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
1999       $ 9.21         0.13          2.27            (0.13)          (0.05)       $11.43       26.17%    $  2,725        0.95%
1998(3)    $10.00         0.15         (0.79)           (0.15)             --        $ 9.21       (6.52)%   $  1,776        0.95%*
------------------------------------------------------------------------------------------------------------------------------------
Clover Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------
1999       $10.41         0.53         (0.71)          (0.53)           (0.20)       $ 9.50       (1.78)%   $ 32,729        0.75%
1998       $ 9.92         0.57          0.51           (0.57)           (0.02)       $10.41       11.32%    $ 33,375        0.75%
1997(1)    $ 9.85         0.54          0.16           (0.54)           (0.09)       $ 9.92        7.43%    $ 23,677        0.75%*
1996       $ 9.89         0.59          0.01           (0.59)           (0.05)       $ 9.85        6.26%    $ 19,731        0.80%
1995       $ 9.14         0.58          0.77           (0.58)           (0.02)       $ 9.89       15.27%    $ 14,685        0.80%
1994       $10.85         0.57         (0.92)          (0.57)           (0.79)       $ 9.14       (3.54)%   $  9,762        0.80%



                                            Ratio of Net
                              Ratio of       Investment
             Ratio of Net      Expenses      Income (Loss)
              Investment     to Average      to Average
               Income        Net Assets      Net Assets
               or (Loss)     (Excluding      (Excluding       Portfolio
              to Average     Waivers and     Waivers and      Turnover
              Net Assets   Reimbursements)  Reimbursements)     Rate
----------------------------------------------------------------------
Clover Small Cap Value Fund
----------------------------------------------------------------------
1999            (0.10)%         1.72%          (0.42)%          79.93%
1998            (0.50)%         1.84%          (0.94)%          70.02%
1997(1)         (0.64)%*        2.43%*         (1.67)%*         59.03%
1996(2)         (0.03)%*        5.29%*         (3.92)%*         14.17%
----------------------------------------------------------------------
Clover Equity Value Fund
----------------------------------------------------------------------
1999             1.21%          0.95%           1.21%           98.85%
1998             0.82%          1.12%           0.80%           42.10%
1997(1)          1.18%*         1.15%*          1.13%*          51.64%
1996             1.32%          1.21%           1.21%           51.36%
1995             1.82%          1.20%           1.72%           84.76%
1994             0.71%          1.30%           0.55%           58.44%
----------------------------------------------------------------------
Clover Max Cap Value Fund
----------------------------------------------------------------------
1999             1.20%          4.13%          (1.98)%          92.26%
1998(3)          1.82%*        11.40%*         (8.63)%*         62.71%
----------------------------------------------------------------------
Clover Fixed Income Fund
----------------------------------------------------------------------
1999             5.40%          0.97%           5.18%           28.47%
1998             5.67%          0.99%           5.43%           27.07%
1997(1)          6.03%*         1.02%*          5.76%*          11.83%
1996             6.00%          1.11%           5.69%           24.52%
1995             6.13%          1.40%           5.53%           35.84%
1994             5.88%          1.46%           5.22%           11.11%



*    Annualized
+    Returns are for the periods indicated and have not been annualized.
(1) On June 25, 1997 the Board of Trustees of TIP Funds approved a change in the Clover Funds' fiscal year end from October 31 to September 30, effective September 30, 1997.
(2)  The Clover Small Cap Value Fund commenced operations on February 28, 1996.
(3) The Clover Max Cap Value Fund commenced operations on October 31, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.


  The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements                                       Clover Funds
September 30, 1999

1. Organization:

TIP Funds (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 19 portfolios. The financial statements included herein are those of the Clover Small Cap Value Fund, the Clover Equity Value Fund, the Clover Max Cap Value Fund and the Clover Fixed Income Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. the Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

     Security Valuation -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of the default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the funds may be delayed or limited.

     Net Asset Value Per Share -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     Expenses -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Notes to Financial Statements (Continued)                           Clover Funds
September 30, 1999


     Distributions to Shareholders -- Distributions from net investment income are declared and paid quarterly to Shareholders for the Clover Small Cap Value Fund, the Clover Equity Value Fund, and the Clover Max Cap Value Fund and declared daily and paid monthly for the Clover Fixed Income Fund. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations. Certain book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These classifications have no effect on net assets or net asset value.

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Organization Costs and Transactions with Affiliates:

Organization costs have been capitalized by the Funds and are being amortized over sixty months. In the event any of the initial shares of a fund are redeemed by any holder thereof during the period that such fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. Administration, Shareholder Servicing and Distribution Agreements:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of .09% of the average daily net assets of the Trust up to $250 million, .07% on the next $250 million, .06% on the next $250 million, .05% on the next $1.25 billion and .04% of such assets in excess of $2 billion. There is a minimum annual fee of $65,000 per Fund payable to the Administrator for services rendered to the Funds under The Administration Agreement. The Administrator may, at its sole discretion waive all or a portion of its fees.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust.

The Trust and the Distributor (CCM Securities, Inc.) are parties to a Distribution Agreement dated June 25, 1997. The Distributor receives no fees for its distribution services under this agreement.

5. Investment Advisory Agreement:

The Trust and Clover Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .85% of the average daily net assets of the Clover Small Cap Value Fund, .74% of the average daily net assets of the

Notes to Financial Statements (Concluded)                           Clover Funds
September 30, 1999


Clover Equity Value Fund and the Clover Max Cap Value Fund, and .45% of the average daily net assets of the Clover Fixed Income Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the expenses of the funds) in order to limit operating expenses to not more than 1.20% of the average daily net assets for net assets below $20 million and to not more than 1.10% for net assets of $20 million or more for the Clover Equity Value Fund. Operating expenses for the Clover Fixed Income Fund are limited to not more than .80% of the average daily net assets for net assets below $20 million and to not more than .75% for net assets of $20 million or more. Operating expenses for the Clover Small Cap Value Fund and the Clover Max Cap Value Fund are limited to 1.40% and .95%, respectively, of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

6. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended September 30, 1999, are as follows
(000):
                     Clover         Clover       Clover     Clover
                   Small Cap        Equity       Max Cap     Fixed
                     Value          Value         Value     Income
                      Fund           Fund         Fund       Fund
                   ---------        -------      -------    --------
Purchases
  Government       $     --        $     --      $   --     $6,703
  Other              12,286          71,115       2,808      2,500
Sales
  Government       $     --        $     --      $   --     $4,492
  Other              14,552         100,502       2,239      4,280

At September 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 1999, is as follows (000):

                     Clover        Clover       Clover        Clover
                    Small Cap      Equity       Max Cap       Fixed
                      Value        Value         Value        Income
                      Fund          Fund         Fund          Fund
                     --------      --------     -------       -------
Aggregate
gross
unrealized
appreciation        $ 2,888       $ 5,839       $   251       $    65
Aggregate
gross
unrealized
depreciation         (2,820)       (3,822)         (302)         (945)
                    -------       -------       -------       -------
Net unrealized
appreciation
(depreciation)      $    68       $ 2,017       $   (51)      $  (880)
                    =======       =======       =======       =======

7. Concentration of Credit Risk:

The Clover Fixed Income Fund invests primarily in fixed income securities which are rated in the top four rating categories by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or if not rated, determined by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The summary of credit quality rating for securities held by the Fund at September 30, 1999, is as follows:

                   S&P                 Moody's
              --------------        -------------
Bonds:        AAA      61.76%       AAA     56.69%
              AA       15.10%       AA      21.94%
              A         9.26%       A       12.37%
              BBB       4.79%       BAA        --
              BB          --        BA       1.68%
              B         3.86%       B        3.86%
              NR        5.23%       NR       3.46%
                      ------               ------
                      100.00%              100.00%

REPORT OF INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
TIP FUNDS -- CLOVER SMALL CAP VALUE FUND, CLOVER EQUITY VALUE FUND, CLOVER MAX CAP VALUE FUND, AND THE CLOVER FIXED INCOME FUND

     We have audited the accompanying statements of net assets of the TIP Funds
- Clover Small Cap Value Fund, Clover Equity Value Fund, Clover Max Cap Value Fund, and the Clover Fixed Income Fund as of September 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the periods ended September 30, 1999 and September 30, 1998 and the financial highlights for the periods ended September 30, 1997 through September 30, 1999 presented therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods ended October 31, 1994 through October 31, 1996 for the Clover Equity Value Fund, the Clover Small Cap Value Fund, and the Clover Fixed Income Fund were audited by other auditors whose report dated December 6, 1996 expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TIP Funds - Clover Small Cap Value Fund, Clover Equity Value Fund, Clover Max Cap Value Fund, and Clover Fixed Income Fund of at September 30, 1999, the results of their operations for the year then ended, the changes in their net assets for the periods ended September 30, 1999 and September 30, 1998, and their financial highlights for the periods ended September 30, 1997 through September 30, 1999 presented therein in conformity with generally accepted accounting principles.



/s/ signature omitted

Philadelphia, Pennsylvania
November 8, 1999

                             NOTICE TO SHAREHOLDERS
                                       OF
                                  CLOVER FUNDS
                                   (UAUDITED)

For shareholders that do not have a September 30, 1999 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 1999, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended September 30, 1999, each portfolio is designating the following items with regard to distributions paid during the year.


                                     LONG TERM
                                    (20% RATE)         ORDINARY
                                   CAPITAL GAIN         INCOME       TAX EXEMPT
           PORTFOLIO               DISTRIBUTIONS     DISTRIBUTIONS    INTEREST
           ---------               -------------     -------------   ----------
Clover Small Cap Value Fund .......   99.93%              0.07%         0.00%
Clover Equity Value Fund ..........   77.38%             22.62%         0.00%
Clover Max Cap Value Fund .........    0.00%            100.00%         0.00%
Clover Fixed Income Fund ..........   24.97%             75.03%         0.00%

                                                TOTAL            QUALIFYING
           PORTFOLIO                        DISTRIBUTIONS       DIVIDENDS (1)
           ---------                        -------------       -------------
Clover Small Cap Value Fund .......            100.00%             65.73%
Clover Equity Value Fund ..........            100.00%            100.00%
Clover Max Cap Value Fund .........            100.00%             40.33%
Clover Fixed Income Fund ..........            100.00%              0.00%

--------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of "Ordinary Income Distributors".

                                      NOTES




Trust
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805

Investment Adviser
Clover Capital Management, Inc.

Distributor
CCM Securities, Inc.

Administrator
SEI Investments Mutual Funds Services

Legal Counsel
Morgan, Lewis & Bockius LLP

Independent Auditors
Ernst & Young LLP


To open an account, receive account information, make inquiries, or request literature simply call 1-800-224-6312

This report was prepared for shareholders in the Clover Funds. It may be distributed to others only if preceded or accompanied by a Prospectus, which contains detailed information.